Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Net advertising revenues	[1]	¥ 1,226,516	$ 189,342	¥ 1,190,158	¥ 863,737
Paid service revenues	[1]	382,680	59,076	447,702	560,738
Total revenues	[1]	1,609,196	248,418	1,637,860	1,424,475
Cost of revenues	[1]	(829,386)	(128,035)	(781,632)	(696,355)
Gross profit		779,810	120,383	856,228	728,120
Operating expenses:
Sales and marketing expenses	[1]	(346,133)	(53,434)	(330,777)	(273,399)
General and administrative expenses	[1]	(183,989)	(28,403)	(137,818)	(97,849)
Technology and product development expenses	[1]	(170,714)	(26,354)	(149,996)	(108,683)
Total operating expenses	[1]	(700,836)	(108,191)	(618,591)	(479,931)
Income from operations		78,974	12,192	237,637	248,189
Other income:
Interest income, net		27,906	4,308	46,535	32,775
Foreign currency exchange gain/(loss)		(1,054)	(163)	(6,059)	19,687
Gain on disposition of subsidiaries and acquisition of equity investments		0	0	29,660	0
Loss from equity investments, including impairments		(41,861)	(6,462)	(18,538)	0
Gain on disposal of an equity investment and acquisition of available-for-sale investments		4,643	717	0	0
Others, net		29,294	4,522	21,261	14,960
Income before tax		97,902	15,114	310,496	315,611
Income tax expense		(25,517)	(3,939)	(48,377)	(37,588)
Net income		72,385	11,175	262,119	278,023
Net loss attributable to noncontrolling interests		1,199	185	972	1,531
Net income attributable to Phoenix New Media Limited		73,584	11,360	263,091	279,554
Net income		72,385	11,175	262,119	278,023
Other comprehensive income (net of tax of nil, nil and nil for 2013, 2014 and 2015 respectively): fair value remeasurement for available-for-sale investments		15,869	2,450	40,283	0
Other comprehensive (loss)/income (net of tax of nil, nil and nil for 2013, 2014 and 2015 respectively): foreign currency translation adjustment		22,813	3,522	4,503	(23,179)
Comprehensive income		111,067	17,147	306,905	254,844
Comprehensive loss attributable to noncontrolling interests		1,199	185	972	1,531
Comprehensive income attributable to Phoenix New Media Limited		112,266	17,332	307,877	256,375
Net income attributable to Phoenix New Media Limited		¥ 73,584	$ 11,360	¥ 263,091	¥ 279,554
Class A and Class B ordinary share [Member]
Net income per share:
Basic | (per share)		¥ 0.13	$ 0.02	¥ 0.44	¥ 0.46
Diluted | (per share)		¥ 0.13	$ 0.02	¥ 0.43	¥ 0.45
Weighted average number of Class A and Class B ordinary shares used in computing net income per share:
Basic		571,247,723	571,247,723	597,616,623	605,988,397
Diluted		580,785,256	580,785,256	614,620,110	622,420,459
ADS (1 ADS represents 8 Class A ordinary shares) [Member]
Net income per share:
Basic | (per share)		¥ 1.03	$ 0.16	¥ 3.52	¥ 3.69
Diluted | (per share)		¥ 1.01	$ 0.16	¥ 3.42	¥ 3.59
Weighted average number of Class A and Class B ordinary shares used in computing net income per share:
Basic		71,405,965	71,405,965	74,702,078	75,748,550
Diluted		72,598,157	72,598,157	76,827,514	77,802,557

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows (Note 23): Net advertising revenues 45,127 55,565 71,048 10,969 Paid service revenues 413,407 291,610 276,712 42,717 Cost of revenues (76,491) (45,917) (49,363) (7,620) Sales and marketing expenses (1,040) (1,246) (1,788) (276) General and administrative expenses (404) (354) (1,812) (280)